Goodwill and other intangible assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 6,011,000	$ 5,819,000	$ 5,451,000
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Assets acquired	0	0	$ 24,400,000
Acquired finite-lived intangible assets, useful life			15 years
Amortization expense	6,000,000	5,800,000	$ 5,500,000
Foreign currency translation increase (decrease) in net carrying amount	400,000	(1,300,000)	(2,000,000)
Estimated aggregate amortization expense, next twelve months	5,900,000
Estimated aggregate amortization expense, year two	5,900,000
Estimated aggregate amortization expense, year three	5,900,000
Estimated aggregate amortization expense, year four	5,900,000
Estimated aggregate amortization expense, year five	5,900,000
Customer Relationships | Cayman
Finite-Lived Intangible Assets [Line Items]
Intangible assets written off	1,200,000	0	0
Customer Relationships | Channel Islands and the UK
Finite-Lived Intangible Assets [Line Items]
Intangible assets written off	$ 700,000	$ 0	$ 0